INTEREST-BEARING LOANS AND BORROWINGS (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Interest-bearing Loans And Borrowings
Interest rate	5.05%
Maturity	2023 to 2038
Non-current interest-bearing loans	$ 10,822	¥ 72,500	¥ 74,000
Current interest rate	5.05%
Current loans maturity	2022 to 2023
Current interest-bearing loans	$ 448	3,000	3,000
Total	$ 11,270	¥ 75,500	¥ 77,000